Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2024	Jul. 31, 2023 [1]	Jul. 31, 2024		Jul. 31, 2023
Cash flows provided by (used in) operating activities
Net income		$ 1,795	$ 1,432	$ 5,272		$ 3,554	[1]
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		483	736	1,582		1,469	[1]
Amortization and impairment	[2]	317	274	881		833	[1]
Stock options and restricted shares expense		3	3	9		8	[1]
Deferred income taxes		(22)	(62)	(41)		(126)	[1]
Losses (gains) from debt securities measured at FVOCI and amortized cost		(3)	(27)	(49)		(68)	[1]
Net losses (gains) on disposal of property and equipment	[1]					(3)
Other non-cash items, net		(1,075)	1,582	(1,564)		1,643	[1]
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		2,679	4,483	(1,263)		5,459	[1]
Loans, net of repayments		(11,803)	(1,040)	(20,675)		(11,658)	[1]
Deposits, net of withdrawals		9,523	(1,803)	14,341		(470)	[1]
Obligations related to securities sold short		591	1,018	5,374		2,465	[1]
Accrued interest receivable		53	108	(485)		(744)	[1]
Accrued interest payable		(130)	406	632		2,047	[1]
Derivative assets		1,145	(1,015)	2,948		13,041	[1]
Derivative liabilities		(3,004)	2,298	(5,477)		(13,354)	[1]
Securities measured at FVTPL		(9,337)	(13,015)	(23,446)		(15,136)	[1]
Other assets and liabilities measured/designated at FVTPL		748	1,197	3,141		5,304	[1]
Current income taxes		(15)	46	(83)		250	[1]
Cash collateral on securities lent		(114)	(585)	434		239	[1]
Obligations related to securities sold under repurchase agreements		14,359	5,944	28,250		5,620	[1]
Cash collateral on securities borrowed		(2,740)	(3,240)	(1,844)		1,829	[1]
Securities purchased under resale agreements		6,721	(4,098)	863		(4,675)	[1]
Other, net		2,115	(1,137)	3,131		2,521	[1]
Cash flows provided by (used in) operating activities		12,289	(6,495)	11,931		48	[1]
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000		2,250		1,750	[1]
Redemption/repurchase/maturity of subordinated indebtedness		(1,536)		(1,536)		(1,500)	[1]
Issue of preferred shares and limited recourse capital notes, net of issuance cost		498		996
Redemption of preferred shares		(650)		(975)
Issue of common shares for cash		57	46	181		138	[1]
Net sale (purchase) of treasury shares		4	(4)	(1)		(2)	[1]
Dividends and distributions paid		(867)	(571)	(2,071)		(1,688)	[1]
Repayment of lease liabilities		(79)	(84)	(207)		(249)	[1]
Cash flows provided by (used in) financing activities		(1,573)	(613)	(1,363)		(1,551)	[1]
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(20,641)	(19,689)	(60,208)		(62,294)	[1]
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		4,864	9,965	21,462		20,435	[1]
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		6,709	8,758	19,754		26,171	[1]
Net sale (purchase) of property, equipment and software		(275)	(238)	(696)		(724)	[1]
Cash flows provided by (used in) investing activities		(9,343)	(1,204)	(19,688)		(16,412)	[1]
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		12	(84)	(12)		(75)	[1]
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		1,385	(8,396)	(9,132)		(17,990)	[1]
Cash and non-interest-bearing deposits with banks at beginning of period		10,299	21,941	20,816	[3]	31,535	[1]
Cash and non-interest-bearing deposits with banks at end of period	[4]	11,684	13,545	11,684		13,545	[1]
Cash interest paid		10,045	7,977	28,261		20,887	[1]
Cash interest received		13,037	11,404	37,183		31,002	[1]
Cash dividends received		463	323	1,286		816	[1]
Cash income taxes paid		$ 679	$ 394	$ 1,610		$ 1,427	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[3]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[4]	Includes restricted cash of $465 million (July 31, 2023: $471 million) and interest-bearing demand deposits with Bank of Canada.